SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation (Details)	9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Balance sheet items, except for equity accounts	6.8972		6.3400	6.5527
Items in the statements of operations and comprehensive loss, and statements of cash flows	6.8547	6.4408	6.4178	6.7960